EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2025
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS
NOTE 19. EMPLOYEE BENEFIT PLANS
The following table shows liabilities relating to post-employment benefit and long-term benefit plans:

Employee benefit plans	December 31, 2025	December 31, 2024
In millions of COP
19.1 Defined benefit pension plan	130,577	140,996
19.2 Severance obligation	7,202	9,351
19.3 Retirement Pension Premium Plan and Executive Pension Plan Premium	208,892	222,786
19.4 Other long-term benefits	600,939	581,168
Total Post-employment and long-term benefit plans	947,610	954,301
Fair value Plan assets	-	2,746
Total Unfunded Post-employment and long-term benefit plans(1)	947,610	951,555
(1) The accumulated amount as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. As of that date, it recorded employee benefits totaling COP 2,891, which were reclassified to Liabilities related to investments in subsidiaries held for sale. For more information, see Note 1. Reporting Entity; Note 2.D12. Significant Accounting Policies – Assets Held for Sale and Discontinued Operations; and Note 31. Discontinued Operation.
These benefits include all types of payments that Cibest Corporate Group provides to its employees. The recognition of liabilities related to post-employment and long-term employee benefit plans is based on actuarial computations which involve judgments and assumptions made by management (with the assistance of external actuaries) related to the future macroeconomic and employee demographic factors, among others, which will not necessarily coincide with the future outcome of such factors.
Post-employment benefits
19.1 Defined benefit pension plan
Colombia
Under Colombian law, employee pension obligations have been managed as a defined contribution plan since 1990. Bancolombia S.A.'s a Colombian bank legal retirement benefit obligation as of December 31, 2025 and 2024 relates to retired employees who rendered services to Bancolombia S.A. before the current regulations took effect. Under this unfunded plan, benefits are based on length of service and level of compensation. As of December 2025, 450 participants were covered by this plan, and as of December 2024, 478 participants.
For purposes of the projected assessment of the pension plan obligation, in the absence of an extensive market for high-quality corporate debt, the sovereign bond curve of the Colombian government is used, with maturity similar to the residual life of the obligation of the projected benefit. The net cost of pensions is accounted for in the Consolidated Statement of Income as “salaries and employee benefits” and includes the interest costs and cost of current service.

Defined benefit pension plan and other benefits	2025	2024
In millions of COP
Present value of the obligation as of January 1	103,247	101,778
Interest cost	10,756	10,459
Benefits paid	(12,943)	(13,003)
Net actuarial (gain) / loss due to changes in assumptions	(5,241)	2,229
Net actuarial (gain) due to plan experience	(936)	(366)
Others	-	2,150
Defined obligation, unfunded as of December 31	94,883	103,247
Panamá
The Chase Manhattan Bank Corporation, N.A. (formerly “HSBC Bank Panamá”, later merged with Banistmo S.A. in 2000) offered a defined benefit pension plan based on the average salaries paid during the 120 most recent months prior to the employee's retirement date and the years of employment service. The right to this plan was obtained after 10 years of service with the organization. This individual plan covered a certain group of employees who were hired by Chase Manhattan Bank Corporation, N.A. and it was not extended to employees of HSBC Bank Panama, now Banistmo S.A.
As of December 31 of 2025, there were 33 participants (6 participants with deferred benefits and 27 participants receiving benefits).

Defined benefit pension plan	2025(1)	2024
In millions of COP
Present value of the obligation as of January 1	3,265	3,051
Interest cost	198	234
Benefits paid from plan assets	(399)	(524)
Net actuarial loss due to changes in assumptions	323	117
Net actuarial gain due to plan experience	(5)	(63)
Foreign currency translation effect	(491)	450
Reclassification to liabilities related to assets held for sale(1)	(2,891)	-
Defined obligation, funded as of December 31	-	3,265
(1) The accumulated amount as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity; Note 2.D12. Significant Accounting Policies – Assets Held for Sale and Discontinued Operations; and Note 31. Discontinued Operation.
Banistmo S.A. (Discontinued operation), has established a plan with assets to secure benefits promised by Banistmo to the employees entitled to participate in the Pension Plan for former Chase employees under the terms described above and to comply with Panama labor code, which specifies the terms of securing the payments to be made in the event of an employee’s termination (voluntary or involuntary) or upon retirement (termination indemnity plan).
Banistmo’s pension and post-retirement plan assets consider investments in fixed-term deposits and cash and due from banks, in order to reduce the investment risk. The plan assets are managed by a trustee (third party). Likewise, the assets allocation is periodically reviewed by Banistmo and, when necessary, adjusted according to the investment strategy. The plan's investment assets are measured at fair value using significant, unobservable market data and, therefore, are classified as Level 3.
The expected return on assets assumption represents the long term rate of return based on analysis of historical returns, historical asset class volatilities and the fund’s past experience.
The following table details the change in plan assets:

Banistmo’s Plan assets	2025(1)	2024
In millions of COP
Fair value of assets as of January 1	2,746	2,765
Interest income on plan assets	112	129
Benefits paid	(412)	(540)
Foreign currency translation effect	(385)	392
Reclassification to liabilities related to assets held for sale(1)	(2,061)	-
Fair value assets as of December 31	-	2,746
(1) The accumulated amount as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity; Note 2.D12. Significant Accounting Policies – Assets Held for Sale and Discontinued Operations; and Note 31. Discontinued Operation.
Guatemala
Banco Agromercantil Guatemala S.A. has established a retirement pension plan for its employees. Under this plan, the employees are entitled to receive a lifetime payment of 50% of their monthly nominal wage, if they are 70 years old and have 30 years of service, or if they are 65 years old and have 40 years of service. On the other hand, employees are entitled to receive a lifetime payment of 70% of their monthly nominal wage, if they are 70 years old and have 40 years of service, or they are 65 years old and have 45 years of service.

Defined benefit pension plan	2025	2024
In millions of COP
Present value of the obligation as of January 1	34,484	28,025
Current cost of service	1,233	1,136
Interest cost	2,819	2,657
Benefits paid	(1,680)	(1,668)
Net actuarial loss / (gain) due to changes in assumptions(1)	5,139	(556)
Net actuarial (gain) due to plan experience	(886)	(61)
Foreign currency translation effect	(5,415)	4,951
Defined obligation, unfunded as of December 31	35,694	34,484
(1)The loss for the year 2025 was mainly due to the decrease in the discount rate from 9.10% in 2024 to 8.30% in 2025.
19.2 Severance obligation
Colombia
Under Colombian labor regulations, employees hired before 1990 are entitled to receive severance in an amount equal to one month’s salary for each year of service. This benefit accumulates and is paid to the employees upon their termination or retirement from Bancolombia S.A., subsidiary of Grupo Cibest S.A. calculated based on the employees’ last salary base; however, employees may request advances against this benefit at any time. In 1990, the Colombian government revised its labor regulations for new employees to permit companies, subject to the approval of the employees, to transfer this severance obligation annually to private pension funds (this scheme of employee benefits is known as the current severance obligation).
As of December 2025 and 2024, 63 and 82 participants, respectively, were covered by this plan.
The balances recognized in the Consolidated Statement of Financial Position are listed below:

Severance obligation	2025	2024
In millions of COP
Present value of the obligation as of January 1	9,351	14,360
Current cost of service	179	267
Interest cost	724	1,116
Benefits paid	(4,219)	(5,369)
Net actuarial (gain) / loss due to changes in assumptions	(187)	13
Net actuarial loss / (gain) due to plan experience	1,354	(1,036)
Defined obligation, unfunded as of December 31	7,202	9,351
19.3 Retirement Pension Premium Plan and Executive Pension Plan Premium
Colombia
Under Colombian labor regulations, employers and employees are entitled to negotiate private agreements. Grupo Cibest S.A.'s subsidiaries Bancolombia S.A., Valores Bancolombia S.A. Comisionista de Bolsa, Banca de Inversión Bancolombia S.A. Corporación Financiera and Fiduciaria Bancolombia S.A. Sociedad Fiduciaria employees participate in a defined benefit plan according to which they are entitled to receive, on the date of their retirement, a single payment.
El Salvador
By means of Decree 592 of 2013, under Salvadorian labor regulations, employees are entitled to receive 15 days of salary for each year of service. This benefit is payable upon retirement, resignation, unjustified dismissal, death and disability. As of December 31, 2025, and 2024, there were 3,089 and 3,023 participants respectively, covered by the plan.
Guatemala
Banco Agromercantil Guatemala S.A. has established a defined benefit plan for its employees. Under this plan, the employees are entitled to receive a one-off payment based on the number of years of service to the organization in the event of waiver before retirement. As of December 31, 2025, and 2024, there were 3,336 and 3,627 participants respectively, covered by the plan.
The annual change of the present value of the obligations of defined benefit plans is as follows:

Retirement Pension Premium Plan	2025	2024
In millions of COP
Present value of the obligation as of January 1	222,786	195,295
Current service cost	22,552	20,632
Interest cost	17,591	18,157
Benefits paid	(30,253)	(22,004)
Net actuarial (gain) / loss due to changes in assumptions	(8,714)	1,046
Net actuarial loss / (gain) due to plan experience	1,630	(6,103)
Foreign currency translation effect(1)	(16,700)	15,763
Defined obligation, unfunded as of December 31	208,892	222,786
(1)The actuarial gain in 2025 is mainly explained for Bancolombia S.A. by the departure of employees covered by the plan.
19.4 Other long-term benefits
In addition to legal benefits and the aforementioned post-employment benefits, Cibest Corporate Group grants its employees other benefits based on the employees’ seniority. For the periods ended December 31, 2025 and December 31, 2024, the reconciliation of the other long-term benefits is set below:

Other long term benefits	2025	2024
In millions of COP
Present value of the obligation as of January 1	581,168	543,210
Current service cost	62,262	57,653
Interest cost	60,434	56,157
Loss from changes in demographic assumptions	622	-
Benefits paid	(64,933)	(62,762)
Net actuarial (gain) due to changes in assumptions(1)	(28,094)	(8,083)
Net actuarial (gain) due to plan experience	(3,136)	(11,655)
Foreign currency translation effect	(7,384)	6,648
Defined obligation, unfunded as of December 31	600,939	581,168
(1)In the case of Bancolombia S.A., in 2025 the discount rate increased from 11.00% to 12.25% and the nominal inflation rate from 5.40% to 5.50%, generating an actuarial gain of COP 24,426.

Defined contribution plans
The expense recognized in the line “Salaries and employee benefits” of the Consolidated Statement of Income for defined contribution plans, for current severance regimen and pension benefits, is as follows:

Defined contribution plans	2025	2024
In millions of COP
Pension	344,033	318,988
Current severance regimen	105,738	92,729
Total	449,771	411,717
The economic assumptions used in the determination of the present value of the defined benefit plans, in nominal terms, are as follows:
Colombia

Main projected assumptions	December 31, 2025	December 31, 2024
Discount rate	12.25%	11.00%
Rate of wage increase	8.00%	7.90%
Projected inflation	5.50%	5.40%
Rate of pension increase	5.50%	5.40%
Bancolombia Panamá

Main projected assumptions	December 31, 2025	December 31, 2024
Discount rate	6.50%	7.00%
Rate of wage increase	2.00%	2.00%
Projected inflation	2.00%	2.00%
El Salvador

Main projected assumptions	December 31, 2025	December 31, 2024
Discount rate	5.00%	5.20%
Rate of wage increase	2.50%	2.50%
Projected inflation	1.50%	1.50%
Guatemala

Main projected assumptions	December 31, 2025	December 31, 2024
Discount rate	8.30%	9.10%
Rate of wage increase	5.00%	5.00%
Projected inflation	4.00%	4.00%
In 2025, assumptions regarding future longevity have been based on mortality tables, which reflect average ages of mortality from 30-60 years. The rate used to discount the obligation of the defined benefit plan to reflect the duration of the labor liabilities as of December 2025 corresponds to the yield of sovereign bonds of each country where the plan is established, either Colombia, Panama, Guatemala and El Salvador, as applicable, since the market transactions of these countries involving corporate bonds of high quality have no high levels of activity. The assumption of the rate of inflation is based on the long-term projection of the Central Bank of Colombia, Panama, Guatemala and El Salvador.
The nature of the risks related to the aforementioned obligations are summarized below:

Investment risk	The present value of the obligation for the defined benefits plan is calculated using a discount rate determined with reference to high quality sovereign yields of each country. Currently, the plan includes investment in financial instruments that are not vulnerable to market risks
Interest rate risks	A reduction in the bond’s interest rate will increase the plan obligation; however, this will be partially offset by an increase in the return on the plan’s deposit investments.
Longevity risk	The present value of the obligation of the defined benefit plan is calculated with reference to the highest estimate of the mortality of participants during their time of employment. An increase in the life expectancy of the participants will increase the plan obligation
Salary risk	The present value of the obligation of the benefit plan is calculated with reference to the future salaries of the participants. As such, an increase in the participants’ wages will increase the obligation of the plan
Estimated payment of future benefits
The payments of benefits, which reflect future service rendered, are considered to be paid as follows:

Years	Pension Benefits	Other benefits
In millions of COP
2026	15,425	107,959
2027	15,356	93,809
2028	15,302	107,480
2029	14,996	101,081
2030	14,588	101,310
2031 to 2035	64,604	541,849
Sensitivity analysis
In presenting the sensitivity analysis, the present value of the defined benefit obligation has been calculated using the projected unit credit method at the end of the reporting period, which is the same method used to calculate the defined benefit obligation (DBO) recognized in the Statement of Financial Position. Obligations and expenses will change in the future as a result of future changes in the methods of projection and assumption, participant information, plan provisions, and regulations, or as resulting from future gains and losses.
There were no changes in the methods and assumptions used in preparing the sensitivity analyses from prior years.
Colombia
Defined benefit pension plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	12.50%	0.50% increase	(2,416)
Discount rate	11.50%	0.50% decrease	2,550
Pension increases	6.00%	0.50% increase	2,905
Pension decreases	5.00%	0.50% decrease	(2,769)
Mortality Table		One year increase in life expectancy	3,842
Retirement Pension Premium Plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	12.75%	0.50% increase	(5,112)
Discount rate	11.75%	0.50% decrease	5,534
Salary increases	8.50%	0.50% increase	5,765
Salary decreases	7.50%	0.50% decrease	(5,359)
Severance obligation

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	11.25%	0.50% increase	(71)
Discount rate	10.25%	0.50% decrease	73
Salary increases	8.50%	0.50% increase	197
Salary decreases	7.50%	0.50% decrease	(194)
Guatemala
Defined Benefit Pension Plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	8.80%	0.50% increase	(3,097)
Discount rate	7.80%	0.50% decrease	3,558
Salary increases	5.50%	0.50% increase	2,369
Salary decreases	4.50%	0.50% decrease	(2,126)
Retirement Pension Premium Plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	7.50%	0.50% increase	(1,674)
Discount rate	6.50%	0.50% decrease	1,766
Salary increases	5.50%	0.50% increase	1,792
Salary decreases	4.50%	0.50% decrease	(1,713)
El Salvador
Retirement Pension Premium Plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	5.50%	0.50% increase	975
Discount rate	4.50%	0.50% decrease	(1,054)
Salary increases	3.00%	0.50% increase	(208)
Salary decreases	2.00%	0.50% decrease	249
Colombia
Other long-term benefits

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	12.50%	0.50% increase	(15,170)
Discount rate	11.50%	0.50% decrease	16,067
Salary increases	8.50%	0.50% increase	16,576
Salary decreases	7.50%	0.50% decrease	(15,771)
Guatemala

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	7.50%	0.50% increase	(1,208)
Discount rate	6.50%	0.50% decrease	1,294
Salary increases	5.50%	0.50% increase	1,316
Salary decreases	4.50%	0.50% decrease	(1,238)
El Salvador

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	5.50%	0.50% increase	151
Discount rate	4.50%	0.50% decrease	(161)
Bonuses and short-term benefits
Short-term employment benefit plans recognized in the Consolidated Statement of Financial Position in the line “other liabilities” consist of the following:

Other employment benefit plans	December 31, 2025	December 31, 2024
In millions of COP
Current severance obligation	122,690	107,938
Bonuses and short-term benefits(1)	817,366	676,967
Other employment benefit plans	940,056	784,905
(1)The increase between December 31, 2025, and 2024, corresponds to the bonuses related to employees’ variable compensation. See Note 20 Other Liabilities.